Leases - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	£ 16,900	£ 15,400
Cash outflow for leases, financing activities	14,776	13,488
Loss on derecognition of right-of-use assets sub-leased	(81)	0		£ (132)
Interest income on lease receivables	18	2		7
Cash inflow for leases	94	439	[1]	£ 560	[1]
Decrease in net investment in finance lease	100
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Interest income on lease receivables	100	100
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases, financing activities	14,698	13,435
Loss on derecognition of right-of-use assets sub-leased	£ 100	£ 0

[1]	(1)The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities